Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

Management has evaluated events that occurred subsequent to the end of the reporting period shown herein:

On January 1, 2021 SURG, AltCorp and Stanley entered into a Mutual Release and Settlement Agreement (“Settlement Agreement”). Pursuant to the terms of the Settlement Agreement, SURG agreed to amend the AltCorp Exchange Agreement where SURG acknowledged a debt of $3,300,000 (the “Debt”) to be paid via 33 monthly payments of $100,000 payable in shares of common stock of SURG at a per share price equal the volume weighted average price of SURG’s common stock during the ten (10) trading days immediately preceding the issuance. At the end of the 33rd month, if AltCorp has not realized gross, pre-tax proceeds at least equal to the amount of the Debt, SURG shall transfer to AltCorp and/or its designee additional shares of SURG’s common stock necessary to satisfy the Debt. To the date of this report, SURG has made three payments per the settlement agreements.

On February 10, 2021, the Company entered into a Securities Purchase Agreement with Redstart pursuant to which the Company issued to Redstart a Convertible Promissory Note (the “Redstart Note No. 4”) in the aggregate principal amount of $184,200 for a purchase price of $153,500. The Redstart Note No. 4 has a maturity date of February 5, 2022 and the Company has agreed to pay interest on the unpaid principal balance of the Redstart Note No. 4 at the rate of six percent (6%) per annum from the date on which the Redstart Note No. 4 is issued (the “Issue Date”) until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the Redstart Note No. 4, provided it makes a payment including a prepayment to Redstart as set forth in the Redstart Note No. 4. The transactions described above closed on February 10, 2021. The outstanding principal amount of the Redstart Note No. 4 may not be converted prior to the period beginning on the date that is 180 days following the Issue Date. Following the 180th day, Redstart may convert the Redstart Note No. 4 into shares of the Company’s common stock at a conversion price equal to 85% of the lowest trading price with a 20-day look back immediately preceding the date of conversion. In addition, upon the occurrence and during the continuation of an Event of Default (as defined in the Redstart Note No. 4), the Redstart Note No. 4 shall become immediately due and payable and the Company shall pay to Redstart, in full satisfaction of its obligations hereunder, additional amounts as set forth in the Redstart Note No. 4.

On March 15, 2021, the Company entered into a Securities Purchase Agreement with Redstart pursuant to which the Company issued to Redstart a Convertible Promissory Note (the “Redstart Note No. 5”) in the aggregate principal amount of $106,200 for a purchase price of $88,500. The Redstart Note No. 5 has a maturity date of June 15, 2022 and the Company has agreed to pay interest on the unpaid principal balance of the Redstart Note No. 5 at the rate of six percent (6%) per annum from the date on which the Redstart Note No. 5 is issued (the “Issue Date”) until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the Redstart Note No. 5, provided it makes a payment including a prepayment to Redstart as set forth in the Redstart Note No. 5. The transactions described above closed on March 17, 2021. The outstanding principal amount of the Redstart Note No. 5 may not be converted prior to the period beginning on the date that is 180 days following the Issue Date. Following the 180th day, Redstart may convert the Redstart Note No. 5 into shares of the Company’s common stock at a conversion price equal to 85% of the lowest trading price with a 20-day look back immediately preceding the date of conversion. In addition, upon the occurrence and during the continuation of an Event of Default (as defined in the Redstart Note No. 5), the Redstart Note No. 5 shall become immediately due and payable and the Company shall pay to Redstart, in full satisfaction of its obligations hereunder, additional amounts as set forth in the Redstart Note No. 5.

On January 19, 2021 the Company entered into consulting agreements with two third-party consultants. The executive officers of the Company conducted an extensive search and has explored all possible avenues of financing and in order to fully-implement its business plan it has determined that for its best interest to engage two outside consultants to identify investors as an accredited investor, under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Private Offering”) is in the best interest of the Company. The terms of the agreements are for one consultant a 12,000,000 Company one-time new shares issuance and $1,000 cash monthly payment, and to the second consultant 250,000 Company one-time new shares issuance, along with additional 30,000 new issuance per quarter, and $500 cash monthly payment. The company issued to the consultants the 12,250,000 restricted stock on February 11, 2021.

On February 28, 2021 the Company and Iliad entered into agreement to further extend the maturity of the Iliad Note until May 31, 2021 in consideration of an extension fee of $1,000 representing the third extension of the original note. (See Note 8)

Subsequent to December 31, 2020, the Company issued 224,185,847 shares of common stock in exchange for $3,116,668 of convertible notes payable and $6,180 of accrued interest. Included in these amounts are the conversions of the Redstart Note No. 1 and Redstart Note No. 2)